Taxation - Movements in Deferred Tax Liabilities and Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	£ (354)	£ (375)
Credit/(charge) to profit	(11)	44
Credit/(charge) to equity/other comprehensive income	28	6
Acquisitions	(90)	(44)
Exchange translation differences	32	15
Deferred tax (liability)/asset at end of year	(395)	(354)
Excess of tax allowances over amortisation [member] | Deferred tax liabilities [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	(150)	(204)
Credit/(charge) to profit	51	48
Exchange translation differences	1	6
Deferred tax (liability)/asset at end of year	(98)	(150)
Acquired intangible assets [member] | Deferred tax liabilities [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	(543)	(527)
Credit/(charge) to profit	10	9
Acquisitions	(97)	(44)
Exchange translation differences	18	19
Deferred tax (liability)/asset at end of year	(612)	(543)
Other temporary differences [member] | Deferred tax liabilities [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	(290)	(306)
Credit/(charge) to profit	1	19
Credit/(charge) to equity/other comprehensive income		(17)
Exchange translation differences	6	14
Deferred tax (liability)/asset at end of year	(283)	(290)
Other temporary differences [member] | Deferred tax assets [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	279	273
Credit/(charge) to profit	(80)	7
Credit/(charge) to equity/other comprehensive income	(1)	10
Acquisitions	1
Exchange translation differences	1	(11)
Deferred tax (liability)/asset at end of year	200	279
Excess of amortisation over tax allowances [member] | Deferred tax assets [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	179	207
Credit/(charge) to profit	(13)	(19)
Exchange translation differences	8	(9)
Deferred tax (liability)/asset at end of year	174	179
Tax losses carried forward [member] | Deferred tax assets [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	75	96
Credit/(charge) to profit	20	(18)
Acquisitions	6
Exchange translation differences	(2)	(3)
Deferred tax (liability)/asset at end of year	99	75
Pension balances [member] | Deferred tax assets [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	96	86
Credit/(charge) to profit	0	(2)
Credit/(charge) to equity/other comprehensive income	29	13
Exchange translation differences		(1)
Deferred tax (liability)/asset at end of year	£ 125	£ 96